Earnings Per Share - Schedule of (Loss) Profit Per share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Class of Stock [Line Items]
Net (loss)/profit attributable to APGL	₨ 78,399	$ 1,133	₨ (820,682)	₨ (1,172,645)
Net (loss)/profit attributable to APGL equity shareholders (A)	₨ 78,399	$ 1,133	₨ (827,079)	₨ (1,452,571)
Shares outstanding for allocation of undistributed income:
Equity shares	41,040,028	41,040,028	25,996,932	25,915,956
Weighted average shares outstanding
Equity shares – Basic (B)	33,063,832	33,063,832	25,974,111	13,040,618
Equity shares – Diluted (C)	33,968,127	33,968,127	25,974,111	13,040,618
Net profit/(loss) per share attributable to APGL equity shareholders
Equity earnings per share – Basic (D=A/B) | (per share)	₨ 2.37	$ 0.03	₨ (31.84)	₨ (111.39)
Equity earnings per share – Diluted (E=A/C) | (per share)	₨ 2.31	$ 0.03	₨ (31.84)	₨ (111.39)
Compulsorily Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Accretion to redemption value | ₨				₨ (235,853)
Redeemable Non-controlling Interest [Member]
Class of Stock [Line Items]
Accretion to redemption value | ₨			₨ (6,397)	₨ (44,073)